SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit		€ 47,902	€ 31,332
Items that will be subsequently reclassified to the statement of profit or loss:
Foreign currency exchange differences arising from the translation of foreign operations	[1]	(77,367)	15,666
Net gain/(loss) from cash flow hedges		29,020	(5,089)
Net (loss)/gain from financial instruments measured at fair value		(50)	72
Items that will not be subsequently reclassified to the statement of profit or loss:
Net actuarial loss from defined benefit plans		(293)	(422)
Total other comprehensive (loss)/income		(48,690)	10,227
Total comprehensive (loss)/income		(788)	41,559
Attributable to:
Shareholders of the Parent Company		(2,382)	34,929
Non-controlling interests		€ 1,594	€ 6,630

[1]	As a result of the sale of the Group’s 100% interest in Ezesa Argentina S.A. in February 2024, cumulative translation losses amounting to €1,907 thousand relating to the original investment held in the company were reclassified from other comprehensive income/(loss) to foreign exchange losses for the six months ended June 30, 2024.